Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Equity Fund

Supplement dated December 8, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective December 4, 2017, Brandywine Global Investment Management, LLC (“Brandywine Global”) replaced Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a co-subadviser of the MML Equity Fund.

Effective December 4, 2017, all references to Loomis Sayles are hereby removed.

Effective December 4, 2017, the following information replaces similar information (found on pages 22-23 of the Prospectus) for the MML Equity Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including developed and emerging market securities. The Fund may invest up to 10% of its net assets in debt securities. The Fund may purchase and sell exchange-traded and over-the-counter options for hedging purposes or to take long or short positions on one or more equity securities. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, OppenheimerFunds, Inc. (“OFI”) and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, but not necessarily equally-weighted. Each subadviser employs a bottom-up, value-based investment approach in selecting securities for the Fund.

OFI generally uses fundamental analysis to identify undervalued companies. While this process may change over time and vary in particular cases, OFI generally may consider a variety of factors in evaluating a company, such as future supply/demand for key products, product cycles, quality of management, competitive position, cash reinvestment plans, and better-than-expected earnings reports and attractive valuation.

Brandywine Global invests in securities that meet its value criteria, primarily, price-to-earnings, price-to-book, price momentum, and share change and quality, based on both quantitative and fundamental analysis. Brandywine Global expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine Global invests in securities of companies that meet its value criteria based on both quantitative and fundamental analysis. Brandywine Global’s investment process begins with a valuation screen that identifies large cap stocks with favorable financial ratios. A quantitative deselection process is then applied to eliminate equities that have poor price momentum or high share issuance. Finally Brandywine Global performs a thorough fundamental analysis which seeks to identify and eliminate (de-select) companies with deteriorating fundamentals, anticipated earnings declines, or material write-offs. Brandywine Global may also consider additional factors in its selection process.

Brandywine Global typically sells a security of a company when Brandywine Global believes it is no longer a large capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that Brandywine Global believes is more compelling, or in order to realize gains or limit potential losses. However, Brandywine Global may retain securities of companies that no longer meet its initial purchase criteria.

A subadviser may consider selling a security for the Fund if, for example, in its judgment, a stock’s price is approaching its target, a company’s fundamentals are deteriorating, or alternative investment ideas have been developed.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective December 4, 2017, the REIT Risk (found on page 25 of the Prospectus) is hereby deleted for the MML Equity Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Equity Fund

Supplement dated December 8, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective December 4, 2017, Brandywine Global Investment Management, LLC (“Brandywine Global”) replaced Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a co-subadviser of the MML Equity Fund.

Effective December 4, 2017, all references to Loomis Sayles are hereby removed.

Effective December 4, 2017, the following information replaces similar information (found on pages 22-23 of the Prospectus) for the MML Equity Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including developed and emerging market securities. The Fund may invest up to 10% of its net assets in debt securities. The Fund may purchase and sell exchange-traded and over-the-counter options for hedging purposes or to take long or short positions on one or more equity securities. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, OppenheimerFunds, Inc. (“OFI”) and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, but not necessarily equally-weighted. Each subadviser employs a bottom-up, value-based investment approach in selecting securities for the Fund.

OFI generally uses fundamental analysis to identify undervalued companies. While this process may change over time and vary in particular cases, OFI generally may consider a variety of factors in evaluating a company, such as future supply/demand for key products, product cycles, quality of management, competitive position, cash reinvestment plans, and better-than-expected earnings reports and attractive valuation.

Brandywine Global invests in securities that meet its value criteria, primarily, price-to-earnings, price-to-book, price momentum, and share change and quality, based on both quantitative and fundamental analysis. Brandywine Global expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine Global invests in securities of companies that meet its value criteria based on both quantitative and fundamental analysis. Brandywine Global’s investment process begins with a valuation screen that identifies large cap stocks with favorable financial ratios. A quantitative deselection process is then applied to eliminate equities that have poor price momentum or high share issuance. Finally Brandywine Global performs a thorough fundamental analysis which seeks to identify and eliminate (de-select) companies with deteriorating fundamentals, anticipated earnings declines, or material write-offs. Brandywine Global may also consider additional factors in its selection process.

Brandywine Global typically sells a security of a company when Brandywine Global believes it is no longer a large capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that Brandywine Global believes is more compelling, or in order to realize gains or limit potential losses. However, Brandywine Global may retain securities of companies that no longer meet its initial purchase criteria.

A subadviser may consider selling a security for the Fund if, for example, in its judgment, a stock’s price is approaching its target, a company’s fundamentals are deteriorating, or alternative investment ideas have been developed.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective December 4, 2017, the REIT Risk (found on page 25 of the Prospectus) is hereby deleted for the MML Equity Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE